FAIR VALUE MEASUREMENT - Investments Measured At Fair Value On A Recurring Basis (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 53,817,952	$ 54,150,813
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	53,779,931	54,109,371
Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	9,765	8,723
Cash | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	9,765	8,723
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	16,589,032	20,940,905
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	37,181,134	33,159,743
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	37,181,134	33,159,743
Common collective trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	38,021	41,442
Common collective trust fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 38,021	$ 41,442